Law Offices
Stradley Ronon Stevens & Young, LLP
100 Park Avenue, Suite 2000
New York, NY 10017
(212) 812-4124

June 5, 2020

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds) AIM Investment Funds (Invesco Investment Funds) (collectively, the “Trusts”) Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Joint Special Meeting of Shareholders, proxy statement and form of proxy card to be furnished to shareholders of the Trusts in connection with a meeting of shareholders that is scheduled to be held on September 22, 2020.

Please direct questions or comments relating to this filing to me at (212) 812-4142.

Very truly yours,

/s/ Jacqueline Edwards
Jacqueline Edwards